Income tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax	Income tax
The Company’s income tax expense is as follows:

	Year ended December 31
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	144	110	—
Total Current	$144	$110	—

Deferred:
Federal	$101	$217	$—
State	598	60	—
Total Deferred	$699	$277	$—
Total	$843	$387	$—
The Company’s income tax expense differs from the benefits computed by applying the federal income tax rate of 21% to loss before income taxes. A reconciliation of these differences is as follows:

	Year ended December 31
	2020	%	2019	%	2018	%
Benefit calculated at federal income tax rate	$(7,195)	21.0%	$(5,617)	21.0%	$(2,594)	21.0%
Change in valuation allowance	11,707	(34.2)	6,871	(25.7)	2,986	(24.0)
State tax benefit	(2,473)	7.1	(1,261)	4.7	(965)	8.0
Federal benefit on state tax	520	(1.5)	265	(1.0)	203	(2.0)
Change in state tax rate	(1,746)	5.1	108	(0.4)	—	—
Permanent differences, net	(57)	0.2	(56)	0.2	370	(3.0)
Other, net	87	(0.2)	77	(0.3)	—	—
Income tax expense	$843	(2.5)%	$387	(1.5)%	$—	—%
The change in the total valuation allowance during the year was $11.7 million. Although the Company has recorded a valuation allowance against deferred tax assets as discussed below, a portion of deferred tax liabilities related to indefinite lived intangible assets acquired during the year cannot be used as a source of income to offset deferred tax assets. Consequently, this amount is recorded as a deferred tax expense and reflected in the effective tax rate above. The current state tax expense is a result of separate state tax filings for subsidiaries that have taxable income.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in the U.S. to provide certain relief as a result of the COVID-19 pandemic. As of December 31, 2020, the Company has determined that the CARES Act had an immaterial impact on the Company’s effective tax rate.
The significant components of deferred tax assets and liabilities consist of the following:

	December 31
	2020	2019
Deferred tax assets:
Net operating loss	$12,765	$5,356
Accrued compensation	5,334	2,505
Interest expense	2,621	1,979
Statutory premium reserve	2,119	1,745
Start-up costs	1,142	937
Deferred lease obligation	385	343
Stock-based compensation expense	852	33
Investments	407	394
Intangibles assets	653	115
Allowance for doubtful accounts	138	112
Debt issuance costs	58	61
Loss reserves	209	31
Other, net	13	—
Less valuation allowance	(23,330)	(11,623)
Total deferred tax assets	$3,366	$1,988

Deferred tax liabilities:
Intangibles assets	$(2,347)	$(992)
Other reserves	(927)	(715)
Title plants	(680)	(393)
Unrealized gain on investments	(249)	(98)
Fixed assets	(140)	(67)
Total deferred tax liabilities	$(4,343)	$(2,265)
Net deferred tax liability	$(977)	$(277)
As of December 31, 2020, the Company carried a valuation allowance against deferred tax assets as management believes it is more likely than not that the benefit of the net deferred tax assets covered by that valuation allowance will not be realized. The net deferred tax liability of $1.0 million is included in accrued expenses and other liabilities within the accompanying consolidated balance sheets.
In accounting for uncertainty in income taxes, the Company is required to recognize in its financial statements the impact of a tax position if that position is more likely than not of being sustained on an audit, based on the technical merits of the position. In this regard, an uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed tax return, or planned to be taken in a future tax return, that has not been reflected in measuring income tax expense for financial reporting purposes. There were no unrecognized tax benefits or liabilities as of December 31, 2020 and December 31, 2019.
The amount of unrecognized tax benefit or liability may increase or decrease in the future for various reasons, including adding amounts for current tax year positions, expiration of open income tax returns due to the expiration of the applicable statute of limitations, changes in management’s judgment about the level of uncertainty, status of examinations, litigation and legislative activity and the additions or eliminations of uncertain tax positions.
As of December 31, 2020, the Company has federal and state net operating loss carryforwards of $40.8 million and $69.4 million, respectively. As a result of the Tax Cuts and Jobs Act of 2017, any federal net operating loss arising after the year ended December 31, 2017 can be carried forward indefinitely with no expiration but is limited to 80% of taxable income. The Company has approximately $0.2 million of pre-2018 federal net operating losses subject to expiration beginning in 2036. The remainder of the federal net operating losses have no expiration. The Company’s state net operating losses are subject to various expirations, beginning in 2030.The Company’s 2017 through 2019 tax years remain open to federal and state tax examinations.